S000044832 [Member] Investment Objectives and Goals - DoubleLine Flexible Income Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary DoubleLine Flexible Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term total return while striving to generate current income.